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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 30, 2011

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Haverford Financial Services, Inc.
Address:   3 Radnor Corporate Center, Suite 450
           Radnor, PA 19087

Form 13F File Number: 28-11678

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Eric Drossner
Title:   Vice President
Phone:   (610) 995-8726

Signature, Place, and Date of Signing:


/s/ Eric Drossner
------------------------------------
Eric Drossner
Radnor, PA 19087
February 10, 2012

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              35

Form 13F Information Table Value Total:         $47,687 (thousands)

List of Other Included Managers:

     None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None


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                                               Form 13-F
                                              12/30/2011

                         Name of Reporting Manager: Haverford Financial Services

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

        COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------- -------------- --------- ----------- ------------------- ---------- ---------- --------------------------
                                                      VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP    (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED    NONE
------------------------- -------------- --------- ----------- ---------- --- ---- ---------- ---------- -------- -------- --------
ABBOT LABS                COM            002824100 1,441       25,910     SH       SOLE                  23344    0         2,566
ACCENTURE LTD             SHS CLASS A    G1151C101 1,377       27,106     SH       SOLE                  24073    0         3,033
AFLAC                     COM            001055102   342        6,918     SH       SOLE                   6918    0             0
APACHE CORP               COM            037411105 1,100       12,140     SH       SOLE                  10424    0         1,716
AIR PRODUCTS AND
 CHEMICALS INC            COM            009158106 1,350       16,506     SH       SOLE                  14666    0         1,840
BECTON DICKINSON          COM            075887109 1,599       21,154     SH       SOLE                  19092    0         2,062
BLACKROCK INC             COM            09247X101 1,186        6,652     SH       SOLE                   5719    0           933
CATERPILLAR INC           COM            149123101 1,234       15,403     SH       SOLE                  13934    0         1,469
CONOCOPHILLIPS            COM            20825C104 1,403       21,703     SH       SOLE                  19693    0         2,010
CVS/CAREMARK CORP         COM            126650100 1,520       37,266     SH       SOLE                  32310    0         4,956
CHEVRON CORP              COM            166764100 1,978       19,583     SH       SOLE                  17323    0         2,260
DU PONT E I DE NEMOURS
 CO                       COM            263534109 1,654       38,232     SH       SOLE                  34301    0         3,931
DISNEY WALT PRODUCTIONS   COM            254687106 2,129       58,858     SH       SOLE                  52554    0         6,304
EATON CORP                COM            278058102 1,146       23,898     SH       SOLE                  21154    0         2,744
HEWLETT PACKARD CO        COM            428236103   386        7,593     SH       SOLE                   7593    0             0
INTERNATIONAL BUSINESS
 MACHINES                 COM            459200101 1,329        7,686     SH       SOLE                   6895    0           791
INTEL CORP                COM            458140100 1,314       55,993     SH       SOLE                  50090    0         5,903
JOHNSON CONTROLS          COM            478366107 1,340       42,860     SH       SOLE                  36590    0         6,270
JOHNSON & JOHNSON         COM            478160104 1,522       23,409     SH       SOLE                  20802    0         2,607
JPMORGAN CHASE & CO       COM            46625H100 1,071       32,196     SH       SOLE                  27431    0         4,765
COCA-COLA CO              COM            191216100 1,064       16,040     SH       SOLE                  14362    0         1,678
MCDONALDS CORP            COM            580135101 1,592       17,579     SH       SOLE                  15784    0         1,795
METLIFE INC               COM            59156R108   875       28,059     SH       SOLE                  23947    0         4,112
MICROSOFT CORP            COM            594918104 1,632       61,017     SH       SOLE                  55067    0         5,950
NOVARTIS AG               SPONSORED ADR  66987V109 1,515       26,627     SH       SOLE                  23353    0         3,274
NYSE EURONEXT             COM            629491101   979       37,374     SH       SOLE                  33398    0         3,976
PEPSICO INC               COM            713448108 1,644       25,093     SH       SOLE                  22252    0         2,841
PROCTER & GAMBLE          COM            742718109 1,502       22,759     SH       SOLE                  19795    0         2,964
QUALCOMM INC              COM            747525103 1,315       24,045     SH       SOLE                  20850    0         3,195
UNION PACIFIC CORP        COM            907818108 1,202       12,893     SH       SOLE                  11694    0         1,199
UNITED TECHNOLOGIES CORP  COM            913017109 1,818       25,330     SH       SOLE                  22890    0         2,440
WELLS FARGO CO            COM            949746101 1,817       65,989     SH       SOLE                  57835    0         8,154
WAL-MART STORES           COM            931142103 1,486       25,382     SH       SOLE                  22469    0         2,913
EXXON MOBIL CORP          COM            30231G102 2,617       32,254     SH       SOLE                  28499    0         3,755
ISHARES TRUST             S&P 500 INDEX  464287200   208        1,653     SH       SOLE                   1653    0             0
                                                   47687


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